Interest and Finance Costs	6 Months Ended
Jun. 30, 2024
Interest and Finance Costs [Abstract]
Interest and Finance Costs
12.

Interest and Finance Costs
The

amounts

in

the

accompanying

consolidated

statements

of

comprehensive

income/(loss)

are
analyzed as follows:

For the six months ended June 30,
2024 2023
Interest expense, debt $ 19,074 $ 18,929
Finance liabilities interest expense 3,217 3,420
Amortization of debt and finance liabilities issuance costs 1,253 1,293
Loan and other expenses 106 203
Interest expense and finance costs $ 23,650 $ 23,845